INCOME TAXES - Schedule of Tax Rates (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	34.00%	34.00%	34.00%
Effect of state income taxes	4.00%	4.00%	4.00%
Increase in valuation allowance	(38.00%)	(38.00%)	(38.00%)